Share-Based Compensation (Details 2) - Employee Stock Option [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of assumptions used to estimate fair value of stock options granted
Expected dividend yield	0.00%	0.00%
Expected volatility	38.17%	90.00%
Expected life of options		4 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Risk-free interest rate	0.205%	2.40%
Expected life of options	3 years 2 months 30 days
Maximum [Member]
Summary of assumptions used to estimate fair value of stock options granted
Risk-free interest rate	0.31%	2.47%
Expected life of options	5 years